Transparent Value Trust

330 Madison Avenue, 10th Floor

New York, NY 10017

March 6, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-1520

RE:	Transparent Value Trust (the “Registrant”)

File Nos. 033-159992; 811-22309

Filing Pursuant to Rule 497(e)

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplement, dated February 27, 2015, to the Prospectus dated January 28, 2015, as supplemented January 28, 2015, for the Transparent Value Directional Allocation Fund (the “Fund”). The purpose of the filing is to submit the 497(e) filing dated March 6, 2015 in XBRL for the Fund.

If you have any questions regarding this filing, please contact Megan Hadley Koehler, Vice President and Senior Counsel with the Trust’s service provider, ALPS Fund Services, Inc., at 720-917-0585.

Sincerely,

/s/ Armen Arus

Armen Arus

President